Long-term investments	12 Months Ended
Dec. 31, 2024
Long-term investments
Long-term investments

9.    Long-term investments

The Group’s long-term investments consisted of the following:

	December 31,	December 31,
	2023	2024
Equity investments:
Equity method investments (i)	1,505,509	1,275,287
Equity securities using fair value option (ii)	1,528,861	1,103,150
Equity securities without readily determinable fair value (iii)	391,205	504,282
Equity securities with readily determinable fair value	45,323	33,865
Debt investments:
Held-to-maturity debt securities – time deposit (iv)	1,875,318	12,086
Available-for-sale debt securities (v)	120,000	173,918
Retained asset-backed securities (vi)	21,000	23,419
Total	5,487,216	3,126,007

(i) Equity method investments

In August 2020, the Group and three other third party investors jointly established the Battery Asset Company. The Group invested RMB200,000 in the Battery Asset Company and held 25% of the Battery Asset Company’s equity interests. In December 2020, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB640,000 by those investors. In 2021, the Group invested an additional RMB270,000 and owned approximately 19.8% equity interests of the Battery Asset Company. In July 2022, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB40,000 by those investors. As of December 31, 2024, the Group owns approximately 19.4% equity interests of the Battery Asset Company. The Group, as a major shareholder of the Battery Asset Company, is entitled to appoint one out of eight directors in the Battery Asset Company’s board of directors and can exercise significant influence over the Battery Asset Company. Therefore, the investment in the Battery Asset Company is accounted for using the equity method of accounting.

In July 2024, the Group and one of its shareholders, CYVN Holding L.L.C. (“CYVN”), established a joint venture, with total authorized share capital of US$55 million, among which, the Group and CYVN will invest US$28 million and US$27 million, representing equity interests of 51% and 49%, respectively. The Group is not considered as the controlling shareholder of this joint value given the absence of sufficient voting interests over this joint venture’s significant activities by assessing its influence over decision-making activities in both board of directors and shareholders’ level. As a result, this investment is accounted for using equity method.

In 2023 and 2024, the Group invested in several private funds and entities with a total amount of RMB128,225 and RMB279,079, respectively. The Group does not control but can exercise significant influence over these investees with certain voting rights. Therefore, the Group accounts for these investments under equity method.

During the years ended December 31, 2022, 2023 and 2024, the Group recognized RMB377,775, RMB64,394 of shares of income of equity investees and RMB503,193 of shares of loss of equity investees, respectively, from these equity method investments.

As of December 31, 2023 and 2024, none of the Group’s equity method investment, neither individually nor in aggregate, was considered as significant under Reg S-X Rules.

(ii) Equity securities using fair value option

In July 2021, the Group, together with several third party investors, established a fund with total capital contributions of RMB650,000, among which the Group contributed RMB550,000. According to the fund agreement, the fund is established for the sole purpose of investing in a pre-determined private company and the Group is able to unilaterally determine the operation and investment strategy of the fund. Therefore, the Group consolidated the financial statements of the fund. The investments provided by other investors to the fund with amount of RMB100,000 are classified as non-controlling interest. The fund purchased a minority interest of a private company that was pre-determined with total consideration of RMB650,000. Since the investment contained certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that were out of the investee’s control and liquidation preference over the common shareholders, it was not considered as common stock or in-substance common stock and was therefore classified as available-for-sale debt investment which was measured at its fair value with the change of fair value recognized as other comprehensive income. In 2022, the Group entered into agreements with other third-party investors and disposed certain equity interests of this private company with the total consideration of RMB270,000 and recognized investment gain of RMB171,567, among which RMB4,652 were released from unrealized gains of other comprehensive income. In November 2023, all shareholders of the investee entered into agreements and agreed to terminate their redemption rights, with other preferential rights being remained effective, including the rights to request the investee’s founders’ to repurchase shares from certain shareholders upon the achievement of certain contingent events (the “Put option”) and liquidation preference over the rights of common shareholders. As a result of these changes, the Group determined that the fund should no longer be considered a debt investment. The Group discontinued available-for-sale debt investment accounting and accounted for this investment as an equity investment using the fair value option. Due to the change in the character of the investment and as a result of the related remeasurement, a gain on the previously held available-for-sale debt security was recognized by recycling a previously unrealized gain of RMB977,294 from other comprehensive income to investment income. Correspondingly, the deferred tax impact associated with this unrealised gain of RMB206,734 that was previously recorded in other comprehensive income was recognized in deferred income tax expenses.

As of December 31, 2024, the Group valued equity securities using fair value option using a market approach by adopting a backsolve method which benchmarked to recent comparable financing transactions of these investments, and recognized a loss from the decrease of the fair value of RMB425,711. After deducting the tax impact of RMB89,411, the Group recorded RMB336,300 in net loss, among which RMB68,068 was attributed to non-controlling interests.

(iii) Equity securities without readily determinable fair value

	December 31,	December 31,
	2023	2024
Equity securities without readily determinable fair value:
Initial cost	304,134	417,497
Net cumulative fair value adjustments	87,071	86,785
Carrying value	391,205	504,282

The Group has certain equity investments which are measured under the measurement alternative. During the years ended December 31, 2022, 2023 and 2024, the Group invested RMB35, RMB294,657 and RMB113,363 in equity securities without readily determinable fair value, respectively. The Group re-measured these investments based on recent financing transactions of these investees, which were considered as observable transactions, and recorded fair value losses of RMB2,652, RMB4,988 and RMB286 in investment income during the years ended December 31, 2022, 2023 and 2024, respectively.

No impairment charges were recognized for the years ended December 31, 2022, 2023 and 2024.

(iv) Held-to-maturity debt securities – time deposit

Held-to-maturity investments represent time deposits in commercial banks with maturities of more than one year with carrying amounts of RMB1,875.3 million and RMB12.1 million as of December 31, 2023 and 2024 respectively. As of December 31, 2023 and 2024, the weighted average maturities periods are 1.5 and 2.1 years, respectively.

No impairment charges were recognized for the years ended December 31, 2022, 2023 and 2024.

(v) Available-for-sale debt securities

	December 31,	December 31,
	2023	2024
Available-for-sale debt securities:
Initial cost	120,000	173,918
Net cumulative fair value adjustments	—	—
Carrying value	120,000	173,918

During the years ended 2022, 2023 and 2024, the Group invested RMB120,000, nil and RMB53,918 in certain private companies, respectively. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the rights of common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income.

There was no significant change to the fair value of these available-for-sale debt securities investments during the years ended December 31, 2022, 2023 and 2024, based on the Company’s fair value assessment. No impairment charges were recognized for the years ended December 31, 2022, 2023 and 2024.

(vi) Retained asset-backed securities

In August 2023 and January 2024, the Company, through its wholly owned subsidiary, entered into asset-backed securitization arrangements and securitized receivables arising from auto financing arrangements through the transfer of those assets to third party securitization entities. The securitization entities initially issued debt securities to investors at the total amount of RMB859 million and RMB2,450 million, respectively. The Group provides management, administration and collection services at market rates on the transferred financial assets, but only retains an insignificant economic interest in the securitization entities. As a result, the Group does not have control over the securitization entity and the transferred receivables were derecognized. The Group elects to classify the retained asset-backed securities as trading securities.